Property, plant and equipment (Details 1) ₨ in Millions	Mar. 31, 2026 INR (₨)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	₨ 9,708
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	7,393
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	1,083
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	127
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	348
Gross carrying amount [member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	747
Gross carrying amount [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	10
Accumulated depreciation and amortisations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	9,708
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	7,393
Accumulated depreciation and amortisations [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	1,083
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	127
Accumulated depreciation and amortisations [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	348
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	747
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, assets retired from active use and not classified as held for sale	₨ 10